Investee Companies and other investments (Pumped Storage Projects) (Narrative) (Details) € in Thousands, ₪ in Thousands				1 Months Ended										12 Months Ended
	Jun. 02, 2017 EUR (€)	Mar. 03, 2017 EUR (€)	Nov. 03, 2014	Dec. 27, 2017 ILS (₪)	Dec. 27, 2017 EUR (€)	Jul. 31, 2014 ILS (₪)	Jul. 31, 2014 EUR (€)	May 20, 2014	Jan. 28, 2014	Jan. 19, 2014	Nov. 30, 2013 ILS (₪) Installment	Nov. 30, 2013 EUR (€) Installment	Jul. 17, 2013 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 EUR (€)	Jul. 17, 2013 EUR (€)
Disclosure of subsidiaries [line items]
Amount of loan															€ 44,864		€ 17,737
Repayment of loan and accrued interest															(1,892)
NIS [Member] | Kochav Hayarden's [Member]
Disclosure of subsidiaries [line items]
Claims damages | ₪				₪ 4,238
Euro [Member] | Kochav Hayarden's [Member]
Disclosure of subsidiaries [line items]
Claims damages					€ 1,020
Euro [Member] | Kochav Pumped Storage [Member]
Disclosure of subsidiaries [line items]
Claims damages					1,020
Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Amount of Acquisition															825
Remaining amount of Acquisition															14,882
Pumped Storage Projects [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Amount of Acquisition | ₪																₪ 3,400
Remaining amount of Acquisition | ₪																₪ 61,800
Erez Electricity Ltd [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of share capital holds													24.00%
Amount of loan																		€ 164
Repayment of loan and accrued interest												€ 200
Additional compensation aggregate amount												€ 1,400
Number of installments | Installment											2	2
Erez Electricity Ltd [Member] | Pumped Storage Projects [Member] | First Installment [Member]
Disclosure of subsidiaries [line items]
Compensation paid												€ 250
Compensation received							€ 260
Erez Electricity Ltd [Member] | Pumped Storage Projects [Member] | Second Installment [Member]
Disclosure of subsidiaries [line items]
Compensation paid												€ 1,160
Compensation received															€ 1,249
Erez Electricity Ltd [Member] | Pumped Storage Projects [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Amount of loan | ₪													₪ 770
Repayment of loan and accrued interest | ₪											₪ 1,000
Additional compensation aggregate amount | ₪											6,700
Erez Electricity Ltd [Member] | Pumped Storage Projects [Member] | NIS [Member] | First Installment [Member]
Disclosure of subsidiaries [line items]
Compensation paid | ₪											1,200
Compensation received | ₪						₪ 1,200
Erez Electricity Ltd [Member] | Pumped Storage Projects [Member] | NIS [Member] | Second Installment [Member]
Disclosure of subsidiaries [line items]
Compensation paid | ₪											₪ 5,500
Compensation received | ₪														₪ 5,188
Galilee Development Cooperative Ltd. [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings										24.75%
Ortam's holdings [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings									24.75%	25.00%
EPC [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings			50.00%					50.00%	50.00%	50.00%
Chashgal Elyon Ltd. [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings								25.00%	25.00%
Electra's holdings [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of share capital holds			100.00%
Percentage of acquire cooperatives holdings			75.00%					24.75%
Sheva Mizrakot Ltd [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings			25.00%
Ellomay Pumped Storage [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned																75.00%
Licence period																72 months
Ellomay Pumped Storage [Member] | NIS [Member] | Kochav Hayarden's [Member]
Disclosure of subsidiaries [line items]
Obligated post bond for damages	€ 2,000	€ 10,000
Kochav Pumped Storage [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Claims damages					€ 4,200